Property, Plant And Equipment (Details) (USD $) In Thousands, unless otherwise specified																					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mains And Accessories [Member]	Dec. 31, 2012 Mains And Accessories [Member]	Dec. 31, 2013 Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2013 Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Operations Structures And Water Tanks [Member]	Dec. 31, 2013 Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2013 Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2013 Land And Other Non-Depreciable Assets [Member]	Dec. 31, 2012 Land And Other Non-Depreciable Assets [Member]	Dec. 31, 2013 Utility Construction Work In progress [Member]	Dec. 31, 2012 Utility Construction Work In progress [Member]	Dec. 31, 2013 Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2012 Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2013 Non-Utility Plant And Equipment [Member]	Dec. 31, 2012 Non-Utility Plant And Equipment [Member]	Dec. 31, 2013 Minimum [Member] Mains And Accessories [Member]	Dec. 31, 2013 Minimum [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2013 Minimum [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2013 Minimum [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2013 Minimum [Member] Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2013 Minimum [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2013 Minimum [Member] Non-Utility Plant And Equipment [Member]	Dec. 31, 2013 Maximum [Member] Mains And Accessories [Member]	Dec. 31, 2013 Maximum [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2013 Maximum [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2013 Maximum [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2013 Maximum [Member] Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2013 Maximum [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2013 Maximum [Member] Non-Utility Plant And Equipment [Member]	Dec. 31, 2013 Weighted Average [Member]	Dec. 31, 2013 Weighted Average [Member] Mains And Accessories [Member]	Dec. 31, 2013 Weighted Average [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2013 Weighted Average [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2013 Weighted Average [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2013 Weighted Average [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2013 Weighted Average [Member] Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	$ 5,290,272	$ 4,963,064	$ 2,353,812	$ 2,190,078	$ 1,361,534	$ 1,275,221	$ 240,083	$ 233,743	$ 639,314	$ 594,687	$ 610,257	$ 573,899	$ 85,272	$ 95,436
Utility construction work in progress															116,259	107,944
Net utility plant acquisition adjustment	(27,466)																(27,466)	(31,347)
Non-utility plant and equipment																			8,787	10,739
Total property, plant and equipment	$ 5,387,852	$ 5,050,400
Useful Lives																					26 years	5 years	14 years	5 years	4 years	2 years	4 years	92 years	85 years	70 years	90 years	78 years	53 years	25 years	26 years	76 years	48 years	47 years	37 years	19 years	6 years